INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS [Abstract]
Schedule of Other Intangible Assets
		2012			2011
	Useful Life	Gross Carrying Amount	Accumulated Amortizaton	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortizaton	Net Carrying Amount
Acquired intangibles	5 -10 years	$2,405,300	$1,243,865	$1,161,435	$2,405,300	$999,761	$1,405,539
Patent application costs	Varied (1)	956,714	265,472	691,242	843,145	205,472	637,673

		$3,362,014	$1,509,337	$1,852,677	$3,248,445	$1,205,233	$2,043,212

Schedule of Estimated Future Amortization of Intangible Assets
2013	299,325
2014	299,325
2015	214,158
2016	179,625
2017	167,125
Thereafter	693,119
$1,852,677